Income Tax - Changes in valuation allowances (Details 6) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax - Changes In Valuation Allowances Details 6
Balance, April 1	$ 784,000	$ 485,000	$ 122,000
Charged / (credited) to income tax expense	(84,000)	299,000	363,000
Balance, March 31	$ 700,000	$ 784,000	$ 485,000